Interim Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net loss	$ (1,351,571)	$ (2,957,959)	$ (6,177,099)	$ (3,078,120)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,123	656	6,759	4,218
Change in inventory allowance			28,820	2,096
Non-cash financing costs				235,177
Accretion of discounts on debt		242,447	792,378	751,691
Change in fair value of derivative liabilities		945,594	(3,054,034)	(271,704)
Bad debt expense	4,580	9,348	17,525	65,802
Preferred shares issued for services	849,600
Shares and warrants issued for services	138,750	636,448	3,467,824	1,287,637
Obligation to issue warrants			163,998
(Gain) Loss on extinguishment of debt	(76,316)	428,465	2,904,832	(659,999)
Unrealized foreign exchange (gain) loss	(4,406)	63,960	(12,578)	40,173
Changes in non-cash working capital:
Trade receivables, net	(58,810)	(75,568)	30,091	42,456
Inventories	(95,128)	(9,129)	(139,219)	4,919
Prepaid expense and deposits	(53,013)	4,871	(114,369)	35,240
Lease receivable	(244,963)		(42,856)
Trade payables and accruals	(604,939)	394,350	664,239	797,785
Operating lease liabilities	(14,509)	(559)	26,875	(111,456)
Deferred revenue	95,780	71,477	36,728	5,308
Net cash used in operating activities	(1,409,822)	(245,599)	(1,400,086)	(848,777)
Cash flows from investing activities
Purchase of equipment	(10,573)		(23,161)	(1,383)
Net cash used in investing activities	(10,573)		(23,161)	(1,383)
Cash flows from financing activities
Proceeds from issuing shares		100,031
Proceeds from issuing preferred shares	1,500,000
Proceeds from issuing shares and shares to be issued			1,532,023	23,453
Proceeds on warrants issued			768,008
Proceeds from notes payable		147,465	922,845	846,538
Payments on notes payable	(193,889)	(7,531)	(386,996)
Net cash provided by financing activities	1,306,111	239,965	2,835,880	869,991
Effect of exchange rate changes on cash	16,076	(3,462)	(66,111)	604
Net increase (decrease) in cash	(98,208)	(9,096)	1,346,522	20,435
Cash at beginning of period	1,372,016	25,494	25,494	5,059
Cash at the end of the period	$ 1,273,808	$ 16,398	$ 1,372,016	$ 25,494